John Hancock Financial Services U.S. Wealth Management 601 Congress Street Boston, MA 02210 (617) 663-4324 Fax: (617) 663-2196 E-Mail: nkolokithas@jhancock.com
Name: Nicholas J. Kolokithas
Title: Assistant Vice President and Senior Counsel
March 2, 2012
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	John Hancock Sovereign Bond Fund (the “Trust”), on behalf of: John Hancock Bond Fund (the “Fund”) File Nos. 002-48925; 811-02402 CERTIFICATION UNDER RULE 497(j)
Ladies and Gentlemen:
Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the form of prospectus and statement of additional information for the Fund that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectus and Statement of Additional Information, each dated March 1, 2012, contained in Post-Effective Amendment No. 71 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 54 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 28, 2012 via EDGAR, accession number 0000950123-12-003600.
Sincerely,

/s/ Nicholas J. Kolokithas Nicholas J. Kolokithas, Esq.
Assistant Secretary of the Trust